Other Non-Current Assets (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 965	€ 1,027
Pre-funded pension obligations	146	156
Long-term prepaid expenses	143	152
Long-term loans and advances and other non-current receivables	382	502
Derivative financial instruments	6	0
Other non-current assets	4,109	3,753
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	2,105	1,559
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	€ 362	€ 357